Supplement to the
Fidelity® Blue Chip Growth ETF, Fidelity® Blue Chip Value ETF and Fidelity® New Millennium ETF
December 1, 2020
Prospectus

The following information replaces similar information for Fidelity® Blue Chip Growth ETF found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

The fund is jointly and primarily managed by the team of Sonu Kalra (co-manager) and Michael Kim (co-manager) each of whom has managed the fund since June 2020.

Mr. Kalra develops the investment strategy for the fund and is not responsible for the implementation of the strategy. Mr. Kim is responsible for the implementation of the strategy.

The following information replaces similar information for Fidelity® Blue Chip Value ETF found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

The fund is jointly and primarily managed by the team of Sean Gavin (co-manager) and Anastasia Zabolotnikova (co-manager) each of whom has managed the fund since June 2020.

Mr. Gavin develops the investment strategy for the fund and is not responsible for the implementation of the strategy. Ms. Zabolotnikova is responsible for the implementation of the strategy.

The following information replaces similar information for Fidelity® New Millennium ETF found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

The fund is jointly and primarily managed by the team of Andrew Browder (co-manager) and John Roth (co-manager) each of whom has managed the fund since June 2020.

Mr. Roth develops the investment strategy for the fund and is not responsible for the implementation of the strategy. Mr. Browder is responsible for the implementation of the strategy.

The following information replaces the biographical information for each fund found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Fidelity® Blue Chip Growth ETF is jointly and primarily managed by the team of Sonu Kalra (co-manager) and Michael Kim (co-manager) each of whom has managed the fund since June 2020.

Mr. Kalra develops the investment strategy for the fund and is not responsible for the implementation of the strategy. He also manages other funds. Since joining Fidelity Investments in 1998, Mr. Kalra has worked as a research analyst and portfolio manager.

Mr. Kim is responsible for the implementation of the fund’s investment strategy. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Kim has worked as a quantitative analyst and portfolio manager.

Fidelity® Blue Chip Value ETF is jointly and primarily managed by the team of Sean Gavin (co-manager) and Anastasia Zabolotnikova (co-manager) each of whom has managed the fund since June 2020.

Mr. Gavin develops the investment strategy for the fund and is not responsible for the implementation of the strategy. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Gavin has worked as a research analyst and portfolio manager.

Ms. Zabolotnikova is responsible for the implementation of the fund’s investment strategy. Since joining Fidelity Investments in 2011, Ms. Zabolotnikova has worked as a quantitative analyst and portfolio manager.

Fidelity® New Millennium ETF is jointly and primarily managed by the team of Andrew Browder (co-manager) and John Roth (co-manager) each of whom has managed the fund since June 2020.

Mr. Browder is responsible for the implementation of the fund’s investment strategy. Since joining Fidelity Investments in 2012, Mr. Browder has worked as a quantitative analyst and portfolio manager.

Mr. Roth develops the investment strategy for the fund and is not responsible for the implementation of the strategy. He also manages other funds. Since joining Fidelity Investments in 1998, Mr. Roth has worked as a research analyst and portfolio manager.

GTF-21-01 1.9903670.100	June 9, 2021

Supplement to the
Fidelity® Growth Opportunities ETF, Fidelity® Magellan® ETF, Fidelity® Real Estate Investment ETF and Fidelity® Small-Mid Cap Opportunities ETF
January 26, 2021
Prospectus

The following information replaces similar information for Fidelity® Growth Opportunities ETF found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

The fund is jointly and primarily managed by the team of Michael Kim (co-manager) and Kyle Weaver (co-manager) each of whom has managed the fund since February 2021.

Mr. Weaver develops the investment strategy for the fund and is not responsible for the implementation of the strategy. Mr. Kim is responsible for the implementation of the strategy.

The following information replaces similar information for Fidelity® Magellan® ETF found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

The fund is jointly and primarily managed by the team of Tim Gannon (co-manager) and Sammy Simnegar (co-manager) each of whom has managed the fund since February 2021.

Mr. Simnegar develops the investment strategy for the fund and is not responsible for the implementation of the strategy. Mr. Gannon is responsible for the implementation of the strategy.

The following information replaces similar information for Fidelity® Real Estate Investment ETF found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

The fund is jointly and primarily managed by the team of Steven Buller (co-manager) and Zhitong Zhang (co-manager) each of whom has managed the fund since February 2021.

Mr. Buller develops the investment strategy for the fund and is not responsible for the implementation of the strategy. Ms. Zhang is responsible for the implementation of the strategy.

The following information replaces similar information for Fidelity® Small-Mid Cap Opportunities ETF found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

The fund is jointly and primarily managed by the team of Tim Gannon (co-manager) and Michelle Hoerber (co-manager) each of whom has managed the fund since February 2021.

The following information replaces the biographical information for each fund found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Fidelity® Growth Opportunities ETF is jointly and primarily managed by the team of Michael Kim (co-manager) and Kyle Weaver (co-manager) each of whom has managed the fund since February 2021.

Mr. Kim is responsible for the implementation of the fund’s investment strategy. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Kim has worked as a quantitative analyst and portfolio manager.

Mr. Weaver develops the investment strategy for the fund and is not responsible for the implementation of the strategy. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Weaver has worked as a research analyst and portfolio manager.

Fidelity® Magellan® ETF is jointly and primarily managed by the team of Tim Gannon (co-manager) and Sammy Simnegar (co-manager) each of whom has managed the fund since February 2021.

Mr. Gannon is responsible for the implementation of the fund’s investment strategy. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Gannon has worked as a quantitative analyst and portfolio manager.

Mr. Simnegar develops the investment strategy for the fund and is not responsible for the implementation of the strategy. He also manages other funds. Since joining Fidelity Investments in 1998, Mr. Simnegar has worked as an equity research analyst and portfolio manager.

Fidelity® Real Estate Investment ETF is jointly and primarily managed by the team of Steven Buller (co-manager) and Zhitong Zhang (co-manager) each of whom has managed the fund since February 2021.

Mr. Buller develops the investment strategy for the fund and is not responsible for the implementation of the strategy. He also manages other funds. Since joining Fidelity Investments in 1992, Mr. Buller has worked as a research analyst and portfolio manager.

Ms. Zhang is responsible for the implementation of the fund’s investment strategy. Since joining Fidelity Investments in 2013, Ms. Zhang has worked as a quantitative analyst and portfolio manager.

Fidelity® Small-Mid Cap Opportunities ETF is jointly and primarily managed by the team of Tim Gannon (co-manager) and Michelle Hoerber (co-manager) each of whom has managed the fund since February 2021.

Mr. Gannon also manages other funds. Since joining Fidelity Investments in 2006, Mr. Gannon has worked as a quantitative analyst and portfolio manager.

Since joining Fidelity Investments in 2014, Ms. Hoerber has worked as a quantitative analyst and portfolio manager.

ETC-21-01 1.9903671.100	June 9, 2021